UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: July 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS DIVIDEND STRATEGY FUND

FORM N-Q

JULY 31, 2008

LEGG MASON PARTNERS DIVIDEND STRATEGY FUND

Schedule of Investments (unaudited)	July 31, 2008

SHARES	SECURITY	VALUE
COMMON STOCKS - 91.8%
CONSUMER DISCRETIONARY - 6.0%
Hotels, Restaurants & Leisure - 1.4%
500,000	McDonald’s Corp.	$29,895,000

Household Durables - 0.5%
503,800	Leggett & Platt Inc.	9,824,100

Media - 1.6%
249,850	Cinemark Holdings Inc.	3,662,801
200,000	Comcast Corp., Class A Shares	4,124,000
400,000	Regal Entertainment Group, Class A Shares	6,660,000
1,383,170	Time Warner Inc.	19,806,994

	Total Media	34,253,795

Specialty Retail - 2.5%
1,410,300	Gap Inc.	22,734,036
1,115,450	Home Depot Inc.	26,581,174
258,730	Williams-Sonoma Inc.	4,512,251

	Total Specialty Retail	53,827,461

	TOTAL CONSUMER DISCRETIONARY	127,800,356

CONSUMER STAPLES - 12.5%
Beverages - 1.9%
450,000	Coca-Cola Co.	23,175,000
250,000	PepsiCo Inc.	16,640,000

	Total Beverages	39,815,000

Food & Staples Retailing - 3.4%
1,256,600	Wal-Mart Stores Inc.	73,661,892

Food Products - 5.3%
125,004	Cadbury PLC, ADR	5,921,439
300,000	General Mills Inc.	19,317,000
200,000	H.J. Heinz Co.	10,076,000
1,433,317	Kraft Foods Inc., Class A Shares	45,608,147
150,000	Unilever NV	4,156,500
1,020,740	Unilever PLC, ADR	27,958,069

	Total Food Products	113,037,155

Household Products - 1.9%
240,000	Kimberly-Clark Corp.	13,879,200
400,000	Procter & Gamble Co.	26,192,000

	Total Household Products	40,071,200

	TOTAL CONSUMER STAPLES	266,585,247

ENERGY - 10.4%
Energy Equipment & Services - 0.5%
50,000	Diamond Offshore Drilling Inc.	5,965,000
50,500	Schlumberger Ltd.	5,130,800

	Total Energy Equipment & Services	11,095,800

Oil, Gas & Consumable Fuels - 9.9%
677,500	BP PLC, ADR	41,625,600
783,369	Chevron Corp.	66,241,683
25,000	Devon Energy Corp.	2,372,250
957,119	Exxon Mobil Corp.	76,981,081
195,000	Newfield Exploration Co.*	9,551,100
42,000	Petroleo Brasileiro SA, ADR	2,348,220
51,815	SandRidge Energy Inc.*	2,533,235
200,000	Spectra Energy Corp.	5,434,000

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVIDEND STRATEGY FUND

Schedule of Investments (unaudited) (continued)	July 31, 2008

SHARES	SECURITY	VALUE
Oil, Gas & Consumable Fuels - 9.9% (continued)
46,000	Total SA, ADR	$3,519,000

	Total Oil, Gas & Consumable Fuels	210,606,169

	TOTAL ENERGY	221,701,969

FINANCIALS - 11.1%
Capital Markets - 1.3%
372,730	Bank of New York Mellon Corp.	13,231,915
536,200	Merrill Lynch & Co. Inc.	14,289,730

	Total Capital Markets	27,521,645

Commercial Banks - 1.0%
425,300	Comerica Inc.	12,214,616
275,000	Wells Fargo & Co.	8,324,250

	Total Commercial Banks	20,538,866

Diversified Financial Services - 3.5%
448,321	Bank of America Corp.	14,749,761
1,505,757	JPMorgan Chase & Co.	61,178,907

	Total Diversified Financial Services	75,928,668

Insurance - 2.7%
95,000	American International Group Inc.	2,474,750
832,804	Chubb Corp.	40,007,904
325,000	Travelers Cos. Inc.	14,339,000

	Total Insurance	56,821,654

Real Estate Investment Trusts (REITs) - 2.1%
1,880,000	Annaly Capital Management Inc.	28,331,600
613,800	Chimera Investment Corp.	4,720,122
204,400	LaSalle Hotel Properties	4,641,924
1,000,000	MFA Mortgage Investments Inc.	6,450,000

	Total Real Estate Investment Trusts (REITs)	44,143,646

Thrifts & Mortgage Finance - 0.5%
200,000	Freddie Mac	1,634,000
550,000	Hudson City Bancorp Inc.	10,043,000

	Total Thrifts & Mortgage Finance	11,677,000

	TOTAL FINANCIALS	236,631,479

HEALTH CARE - 13.0%
Health Care Equipment & Supplies - 2.3%
615,602	Baxter International Inc.	42,236,453
125,000	Medtronic Inc.	6,603,750

	Total Health Care Equipment & Supplies	48,840,203

Pharmaceuticals - 10.7%
875,299	Abbott Laboratories	49,314,346
400,000	Bristol-Myers Squibb Co.	8,448,000
150,680	Eli Lilly & Co.	7,098,535
1,033,747	Johnson & Johnson	70,780,657
461,156	Merck & Co. Inc.	15,172,032
503,000	Novartis AG, ADR	29,853,050
750,000	Pfizer Inc.	14,002,500
120,000	Schering-Plough Corp.	2,529,600
817,275	Wyeth	33,115,983

	Total Pharmaceuticals	230,314,703

	TOTAL HEALTH CARE	279,154,906

INDUSTRIALS - 14.4%
Aerospace & Defense - 4.5%
880,852	Honeywell International Inc.	44,782,516
325,000	Raytheon Co.	18,502,250

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVIDEND STRATEGY FUND

Schedule of Investments (unaudited) (continued)	July 31, 2008

SHARES	SECURITY	VALUE
Aerospace & Defense - 4.5% (continued)
500,000	United Technologies Corp.	$31,990,000

	Total Aerospace & Defense	95,274,766

Air Freight & Logistics - 1.4%
484,700	United Parcel Service Inc., Class B Shares	30,574,876

Commercial Services & Supplies - 1.4%
50,000	Pitney Bowes Inc.	1,584,500
800,000	Waste Management Inc.	28,432,000

	Total Commercial Services & Supplies	30,016,500

Electrical Equipment - 2.6%
869,254	Emerson Electric Co.	42,332,670
329,800	Hubbell Inc., Class B Shares	13,904,368

	Total Electrical Equipment	56,237,038

Industrial Conglomerates - 3.9%
175,000	3M Co.	12,318,250
2,238,866	General Electric Co.	63,337,519
175,000	Tyco International Ltd.	7,798,000

	Total Industrial Conglomerates	83,453,769

Machinery - 0.6%
248,300	Dover Corp.	12,323,129

	TOTAL INDUSTRIALS	307,880,078

INFORMATION TECHNOLOGY - 13.0%
Communications Equipment - 1.0%
727,000	Motorola Inc.	6,281,280
225,000	Nokia Oyj, ADR	6,147,000
175,000	QUALCOMM Inc.	9,684,500

	Total Communications Equipment	22,112,780

Computers & Peripherals - 1.5%
250,000	International Business Machines Corp.	31,995,000

Electronic Equipment & Instruments - 0.3%
175,000	Tyco Electronics Ltd.	5,799,500

IT Services - 1.3%
650,000	Automatic Data Processing Inc.	27,761,500

Semiconductors & Semiconductor Equipment - 6.1%
871,100	Applied Materials Inc.	15,087,452
1,000,000	Intel Corp.	22,190,000
895,900	Linear Technology Corp.	27,817,695
445,500	Microchip Technology Inc.	14,224,815
2,784,701	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	26,454,660
1,028,300	Texas Instruments Inc.	25,069,954

	Total Semiconductors & Semiconductor Equipment	130,844,576

Software - 2.8%
2,292,335	Microsoft Corp.	58,958,856

	TOTAL INFORMATION TECHNOLOGY	277,472,212

MATERIALS - 4.8% Chemicals - 3.0%

150,000	Cytec Industries Inc.	8,109,000
971,590	E.I. du Pont de Nemours & Co.	42,565,358
226,240	PPG Industries Inc.	13,719,193

	Total Chemicals	64,393,551

Metals & Mining - 0.7%
300,000	Alcoa Inc.	10,125,000

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVIDEND STRATEGY FUND

Schedule of Investments (unaudited) (continued)	July 31, 2008

SHARES	SECURITY	VALUE
Metals & Mining - 0.7% (continued)
52,000	Freeport-McMoRan Copper & Gold Inc., Class B Shares	$5,031,000

	Total Metals & Mining	15,156,000

Paper & Forest Products - 1.1%
427,521	Weyerhaeuser Co.	22,855,273

	TOTAL MATERIALS	102,404,824

TELECOMMUNICATION SERVICES - 5.5%
Diversified Telecommunication Services - 3.7%
515,000	AT&T Inc.	15,867,150
150,000	Embarq Corp.	6,865,500
1,461,589	Verizon Communications Inc.	49,752,489
575,000	Windstream Corp.	6,854,000

	Total Diversified Telecommunication Services	79,339,139

Wireless Telecommunication Services - 1.8%
1,443,308	Vodafone Group PLC, ADR	38,723,954

	TOTAL TELECOMMUNICATION SERVICES	118,063,093

UTILITIES - 1.1%
Electric Utilities - 0.5%
180,000	FPL Group Inc.	11,615,400

Multi-Utilities - 0.6%
380,000	NiSource Inc.	6,490,400
75,000	PG&E Corp.	2,889,750
70,000	Sempra Energy	3,931,200

	Total Multi-Utilities	13,311,350

	TOTAL UTILITIES	24,926,750

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,680,707,081)	1,962,620,914

FACE AMOUNT
SHORT-TERM INVESTMENTS - 8.3%
Repurchase Agreements - 8.3%
$79,623,000	Interest in $275,002,000 joint tri-party repurchase agreement dated 7/31/08 with Barclays Capital Inc., 2.170% due 8/1/08; Proceeds at maturity - $79,627,800; (Fully collateralized by various U.S. government agency obligations, 0.000% due 10/29/08 to 6/1/17; Market value - $81,215,504)	79,623,000
90,095,000	Interest in $795,846,000 joint tri-party repurchase agreement dated 7/31/08 with Deutsche Bank Securities Inc., 2.180% due 8/1/08; Proceeds at maturity - $90,100,456; (Fully collateralized by various U.S. government agency obligations 3.165% to 3.500% due 3/5/10 to 6/23/10; Market value - $91,896,963)	90,095,000
8,731,000	Interest in $800,000,000 joint tri-party repurchase agreement dated 7/31/08 with Greenwich Capital Markets Inc., 2.140% due 8/1/08; Proceeds at maturity - $8,731,519; (Fully collateralized by various U.S. government agency obligations, 2.465% to 6.210% due 10/15/08 to 8/6/38; Market value - $8,905,634)	8,731,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $178,449,000)	178,449,000

	TOTAL INVESTMENTS - 100.1% (Cost - $1,859,156,081#)	2,141,069,914
	Liabilities in Excess of Other Assets - (0.1)%	(2,852,402)

	TOTAL NET ASSETS - 100.0%	$2,138,217,512

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Dividend Strategy Fund (the “Fund”) is a separate diversified investment series of the Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$381,196,909
Gross unrealized depreciation	(99,283,076)

Net unrealized appreciation	$281,913,833

3. Recent Accounting Pronouncements

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has determined that there is no material impact to the Fund’s valuation policies as a result of adopting FAS 157. The Fund will implement the disclosure requirements beginning with its January 31, 2009 Form N-Q.

***

In March 2008, the FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 26, 2008

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	September 26, 2008